Consolidated Balance Sheets (Parentheticals) - ₪ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value (in New Shekels per share)	[1]	₪ 48	₪ 48
Ordinary shares, shares authorized (in Shares)	[1]	18,000,000	18,000,000
Ordinary shares, shares issued (in Shares)	[1]	7,020,502	5,850,906
Ordinary shares, shares outstanding (in Shares)	[1]	7,020,502	5,850,906

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(11).